8. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 5,560	$ 6,401
Accrued retirement expense	1,409	1,213
Other real estate	628	454
Other	362	204
Total gross deferred tax assets	7,959	8,272
Deferred tax liabilities:
Deferred loan fees	794	1,082
Premises and equipment	417	655
Unrealized gain on available for sale securities	3,581	1,964
Total gross deferred tax liabilities	4,792	3,701
Net deferred tax asset	$ 3,167	$ 4,571